Leases (Details) - Schedule of lease liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease liabilities [Abstract]
Current portion	$ 55,076	$ 47,611
Long-term portion	387,766	447,440
Total lease liabilities	$ 442,842	$ 495,051	$ 451,742